Note 54 Annual variable remuneration (AVR) (Details) - EUR (€) € in Thousands	Dec. 31, 2024 [1]	Dec. 31, 2023 [2]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 1,568	€ 1,568
Annual variable remuneration BBVA directors in shares	162,211,000	188,485,000
Board of Directors Chairman [Member]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 897	€ 897
Annual variable remuneration BBVA directors in shares	92,803,000	107,835,000
Chief Executive Officer [Member]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 671	€ 671
Annual variable remuneration BBVA directors in shares	69,408,000	80,650,000

[1]
(1) Upfront Portion (37%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2024 and will be paid during the first quarter of financial year 2025, in equal parts in cash and BBVA shares. The remaining amount of the 2024 Annual Variable Remuneration (which includes the 2024 Long-Term Incentive) will be deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2024 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.

[2]
(2) Upfront Portion (37%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2023 and which was paid in 2024, in equal parts in cash and BBVA shares. The remaining amount of the 2023 Annual Variable Remuneration (which includes the 2023 Long-Term Incentive) was deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2023 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.